Material accounting policies (Disclosure of company's subsidiaries and joint arrangements) (Details)	12 Months Ended
Dec. 31, 2025
Greenbriar Capital Holdco Inc. [Member]
Disclosure of material accounting policies [Line Items]
Economic interest	100.00%
Greenbriar Capital (U.S.) LLC [Member]
Disclosure of material accounting policies [Line Items]
Economic interest	100.00%
AG Solar One, LLC [Member]
Disclosure of material accounting policies [Line Items]
Economic interest	100.00%
2587344 Ontario Inc. [Member]
Disclosure of material accounting policies [Line Items]
Economic interest	100.00%
Greenbriar Alberta Holdco Inc. [Member]
Disclosure of material accounting policies [Line Items]
Economic interest	100.00%
PBJL Energy Corporation [Member]
Disclosure of material accounting policies [Line Items]
Economic interest	100.00%